Property and equipment	12 Months Ended
Dec. 31, 2020
Property and equipment
Property and equipment

13.Property and equipment

					Equipment
	Computer	Machinery and		Leasehold	under
	equipment	equipment	Automobile	improvements	construction	Total
	$	$	$	$	$	$
Cost
Balance at December 31, 2018	549,864	1,621,899	21,912	904,512	2,168,136	5,266,323
Additions	21,654	—	—	9,539	922,917	954,110
Reclass to Equipment under Construction	—	—	—	(749,045)	749,045	—
Reclass to right-of-use assets	(49,530)	—	—	—	—	(49,530)
Impairment	—	—	—	—	(2,168,136)	(2,168,136)
Balance at December 31, 2019	521,988	1,621,899	21,912	165,006	1,671,962	4,002,767
Additions	27,671	—	306,164	15,895	268,272	618,002
Impairment	—	—	(21,912)	—	—	(21,912)
Balance at December 31, 2020	549,659	1,621,899	306,164	180,901	1,940,234	4,598,857

Accumulated depreciation
Balance at December 31, 2018	479,802	1,371,542	17,440	89,236	105,421	2,063,441
Depreciation	32,368	50,071	1,342	3,749	81,305	168,835
Reclass to right-of-use assets	(20,264)	—	—	—	—	(20,264)
Impairment	—	—	—	—	(186,726)	(186,726)
Balance at December 31, 2019	491,906	1,421,613	18,782	92,985	—	2,025,286
Depreciation	17,206	20,029	22,083	3,800	—	63,118
Impairment	—	—	(19,117)	—	—	(19,117)
Balance at December 31, 2020	509,112	1,441,642	21,748	96,785	—	2,069,287

Carrying amounts
Balance at December 31, 2019	30,082	200,286	3,130	72,021	1,671,962	1,977,481
Balance at December 31, 2020	40,547	180,257	284,416	84,116	1,940,234	2,529,570

In 2019 the Company commenced construction on a new and improved Plasma Powder Production equipment with advanced technological improvements with regard to production output and operating costs. As a result, the existing powder production, Plasma atomization system and related inventory, was no longer deemed to have any future benefit and was written down by $2,367,531 to the net recoverable amount of nil.

Equipment under construction includes the leasehold improvements of a clean room and the costs related to building the new Plasma Powder Production equipment.